Quarterly Report
September 30, 2024
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
FCG-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Airlines – 0.8%
Ryanair Holdings PLC, ADR	271,773	$12,278,682
Alcoholic Beverages – 3.2%
Diageo PLC	685,421	$23,853,209
Pernod Ricard S.A.	146,196	22,067,272
		$45,920,481
Apparel Manufacturers – 1.3%
Adidas AG	21,428	$5,674,525
Compagnie Financiere Richemont S.A.	47,421	7,496,816
LVMH Moet Hennessy Louis Vuitton SE	7,810	5,985,610
		$19,156,951
Automotive – 0.9%
Knorr-Bremse AG	140,276	$12,468,429
Brokerage & Asset Managers – 4.6%
Deutsche Boerse AG	135,638	$31,812,615
Euronext N.V.	157,528	17,088,072
London Stock Exchange Group PLC	130,754	17,865,745
		$66,766,432
Business Services – 4.3%
Experian PLC	449,043	$23,599,685
Intertek Group PLC	180,193	12,430,908
Nomura Research Institute Ltd.	391,800	14,487,105
SGS S.A.	108,470	12,090,813
		$62,608,511
Computer Software – 5.6%
Cadence Design Systems, Inc. (a)	127,182	$34,470,138
Dassault Systemes SE	184,748	7,327,385
NICE Systems Ltd., ADR (a)	46,934	8,151,028
SAP SE	136,018	30,947,868
		$80,896,419
Computer Software - Systems – 4.5%
Amadeus IT Group S.A.	261,554	$18,901,372
Cap Gemini S.A.	96,715	20,880,317
Samsung Electronics Co. Ltd.	556,811	26,390,253
		$66,171,942
Construction – 3.3%
Compagnie de Saint-Gobain S.A.	259,986	$23,650,034
CRH PLC	268,055	24,859,421
		$48,509,455
Consumer Products – 5.0%
Beiersdorf AG	76,838	$11,559,674
Haleon PLC	5,378,460	28,252,391
KOSE Corp.	30,900	2,002,091
Lion Corp.	404,200	4,541,889
ROHTO Pharmaceutical Co. Ltd.	756,600	18,803,793
Svenska Cellulosa Aktiebolaget	508,113	7,402,169
		$72,562,007

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 7.8%
Legrand S.A.	341,174	$39,231,030
Mitsubishi Electric Corp.	1,446,900	23,317,970
Schneider Electric SE	177,295	46,615,446
Yokogawa Electric Corp.	152,000	3,880,331
		$113,044,777
Electronics – 5.6%
Analog Devices, Inc.	64,925	$14,943,787
ASML Holding N.V.	13,040	10,822,733
Hirose Electric Co. Ltd.	86,400	10,985,614
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	260,621	45,262,049
		$82,014,183
Energy - Independent – 1.3%
Woodside Energy Group Ltd.	1,119,004	$19,393,569
Energy - Integrated – 4.6%
Aker BP ASA	525,794	$11,270,271
Galp Energia SGPS S.A., “B”	408,180	7,633,337
Petroleo Brasileiro S.A., ADR	528,337	6,968,765
TotalEnergies SE	628,954	40,957,007
		$66,829,380
Engineering - Construction – 0.6%
Taisei Corp.	211,000	$9,234,652
Food & Beverages – 2.5%
Chocoladefabriken Lindt & Sprungli AG	358	$4,614,852
Ezaki Glico Co. Ltd.	193,800	5,918,165
Novozymes A/S	83,225	5,992,801
Toyo Suisan Kaisha Ltd.	298,700	19,484,056
		$36,009,874
Food & Drug Stores – 0.2%
Ocado Group PLC (a)	541,754	$2,783,478
Insurance – 1.9%
Hiscox Ltd.	507,312	$7,772,755
Samsung Fire & Marine Insurance Co. Ltd.	27,088	7,160,594
Willis Towers Watson PLC	45,072	13,275,056
		$28,208,405
Internet – 0.5%
M3, Inc.	780,400	$7,840,702
Machinery & Tools – 4.4%
Epiroc AB	491,947	$10,632,529
GEA Group AG	293,137	14,344,380
IMI PLC	935,225	22,656,329
Schindler Holding AG	34,747	10,181,669
Spirax Group PLC	66,969	6,728,497
		$64,543,404
Major Banks – 9.9%
Banco de Sabadell S.A.	5,431,602	$11,542,166
Bank of Ireland Group PLC	2,109,666	23,554,186
Lloyds TSB Group PLC	12,594,600	9,900,952
National Bank of Greece S.A	623,563	5,328,056

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
NatWest Group PLC	8,160,091	$37,518,237
Resona Holdings, Inc.	4,245,900	29,602,992
UBS Group AG	870,171	26,793,473
		$144,240,062
Medical Equipment – 6.1%
Agilent Technologies, Inc.	149,388	$22,181,130
Bruker BioSciences Corp.	177,560	12,262,294
EssilorLuxottica	91,749	21,712,911
Olympus Corp.	509,800	9,675,792
Shimadzu Corp.	677,200	22,588,268
Smith & Nephew PLC	70,655	1,093,873
		$89,514,268
Metals & Mining – 1.3%
Glencore PLC	3,423,922	$19,578,452
Oil Services – 0.0%
Tenaris S.A.	40,473	$636,817
Other Banks & Diversified Financials – 6.3%
AIB Group PLC	5,640,062	$32,301,502
CaixaBank S.A.	5,191,063	30,995,492
Chiba Bank Ltd.	1,152,500	9,283,515
Julius Baer Group Ltd.	144,407	8,684,724
Jyske Bank A.S.	17,841	1,389,384
Mebuki Financial Group, Inc.	1,197,000	4,804,688
North Pacific Bank Ltd.	63,900	172,401
Sydbank A.S.	70,736	3,485,807
		$91,117,513
Pharmaceuticals – 1.8%
Bayer AG	93,730	$3,163,974
Roche Holding AG	74,180	23,717,266
		$26,881,240
Precious Metals & Minerals – 4.9%
Agnico Eagle Mines Ltd.	173,787	$13,999,848
Franco-Nevada Corp.	327,736	40,706,195
Wheaton Precious Metals Corp.	271,502	16,581,807
		$71,287,850
Printing & Publishing – 1.5%
Wolters Kluwer N.V.	128,018	$21,560,728
Specialty Chemicals – 2.5%
Croda International PLC	89,262	$5,032,519
Nitto Denko Corp.	358,500	5,991,552
Sika AG	34,730	11,493,913
Symrise AG	97,243	13,433,327
		$35,951,311
Specialty Stores – 0.4%
Zalando SE (a)	181,674	$5,990,062
Total Common Stocks		$1,424,000,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 5.07% (v)	12,182,763	$12,186,418

Other Assets, Less Liabilities – 1.5%		22,318,904
Net Assets – 100.0%		$1,458,505,358
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,186,418 and $1,424,000,036, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$245,515,084	$—	$—	$245,515,084
United Kingdom	243,926,451	—	—	243,926,451
Japan	29,263,847	173,351,729	—	202,615,576
Germany	129,394,854	—	—	129,394,854
Switzerland	105,073,526	—	—	105,073,526
United States	97,132,405	—	—	97,132,405
Canada	71,287,850	—	—	71,287,850
Ireland	68,134,370	—	—	68,134,370
Spain	61,439,030	—	—	61,439,030
Other Countries	146,536,474	52,944,416	—	199,480,890
Mutual Funds	12,186,418	—	—	12,186,418
Total	$1,209,890,309	$226,296,145	$—	$1,436,186,454
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,432,075	$131,795,936	$144,044,948	$4,092	$(737)	$12,186,418
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$779,336	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2024, are as follows:
France	16.8%
United Kingdom	16.7%
Japan	13.9%
United States	9.0%
Germany	8.9%
Switzerland	7.2%
Canada	4.9%
Ireland	4.7%
Spain	4.2%
Other Countries	13.7%